Parent Company Financial Information (Balance Sheets) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and due from banks	$ 43,813,588	$ 43,434,375	$ 14,325,266	$ 7,402,137
Loans	573,147,401	539,297,666	299,606,430	265,008,669
Other assets	2,990,530	2,964,626	1,610,715	1,982,262
Total assets	863,882,478	811,042,301	401,909,950	357,218,526
Common stock	68,308	68,177	38,917	38,624
Additional paid-in capital	53,647,456	53,489,075	29,206,617	29,034,954
Retained earnings	17,087,831	12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income	3,171,006	2,388,972	272,956	368,880
Total Old Line Bancshares, Inc. stockholders' equity	73,974,601	68,039,966	37,053,758	35,940,904
Total liabilities and stockholders' equity	863,882,478	811,042,301	401,909,950	357,218,526
Parent Company [Member]
Cash and due from banks		35,146	12,097	95,232
Loans			272,889	275,920
Other assets		107,806	132,952	120,918
Total assets		68,071,895	37,191,867	35,975,532
Accounts payable		31,929	138,109	34,628
Common stock		68,177	38,917	38,624
Additional paid-in capital		53,489,075	29,206,617	29,034,954
Retained earnings		12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income		2,388,972	272,956	368,880
Total Old Line Bancshares, Inc. stockholders' equity		68,039,966	37,053,758	35,940,904
Total liabilities and stockholders' equity		68,071,895	37,191,867	35,975,532
Real Estate LLC [Member]
Investments		761,121	1,008,319	1,152,044
Old Line Bank [Member]
Investments		$ 67,167,822	$ 35,765,610	$ 34,331,418